Commitments (Details) (USD $)	1 Months Ended	9 Months Ended
	May 31, 2010	Dec. 31, 2012
Commitments (Textual)
Compensation received by Dr. Carmichael under Non-Exec Director Agreement		$ 1,000
Option granted to purchase common stock under the agreement		62,500
Exercise price of options		$ 0.01
Expiration period of options under the agreement		Earlier of 24 months, or upon the termination of the agreement.
Term of agreement	4 years
Stock consideration to Sichel	5,000
Monthly consultancy fees	$ 20,000
Monthly consultancy fees payment description	Within fourteen days of each month-end.
Percentage of sales commission	10.00%
Percentage of finance commission	10.00%
Common share issued by Sichel	5,000